AMERICAN BEACON FUNDS (SM)

                AMR Class                    Institutional Class
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Supplement  Dated  November 30, 2005 to the  Prospectus  dated March 1, 2005, as previously supplemented on July 1, 2005 and August 22, 2005

Effective November 30, 2005, the existing Institutional Class of the Mid-Cap Value Fund referenced in this prospectus has been renamed to the AMR Class. References to the Mid-Cap Value Fund - Institutional Class throughout this Prospectus are hereby changed to the Mid-Cap Value Fund - AMR Class.